S000049859 [Member] Investment Objectives and Goals - Loomis Sayles Small/Mid Cap Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Small/Mid Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.